Document and Entity Information	12 Months Ended
Jun. 30, 2018 shares
Document And Entity Information
Entity Registrant Name	CordovaCann Corp.
Entity Central Index Key	0001168981
Document Type	20-F
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Is Entity Emerging Growth Company?	false
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	40,036,228
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Entity Shell Company	false